Redeemable Convertible Preferred Shares - Dividend Rights and Liquidation Preferences (Details)	Sep. 21, 2017	Feb. 28, 2012
Temporary Equity [Line Items]
Liquidation payment as percentage of original purchase price	150.00%
Series A-1 Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Preferred stock, dividend rate (as a percent)		10.00%
Series A-2 Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Preferred stock, dividend rate (as a percent)		0.00%